DIGITAL ASSETS LOAN RECEIVABLE AND DIGITAL ASSETS BORROWED Q (Tables)	9 Months Ended
Sep. 30, 2025
Receivables [Abstract]
Digital Assets Loan Receivable, Net of Allowance
Digital Assets Loan Receivable, Net of Allowance

(in thousands)	September 30, 2025	December 31, 2024
Digital asset loans receivable	$1,299,845	$579,954
Less: Allowance for credit losses	(176)	(424)
Digital asset loans receivable, net	$1,299,669	$579,530

Collateral Payable Associated with Digital Assets Loan Receivable
Collateral Payable Associated with Digital Assets Loan Receivable

(in thousands)	September 30, 2025	December 31, 2024
Collateral payable — Digital assets	$1,595,647	$673,427
Collateral payable — Cash	15,166	44,535
Collateral payable associated with digital assets loan receivable	$1,610,813	$717,962

Schedule of Digital Assets Borrowed
Digital Assets Borrowed

(in thousands)	September 30, 2025	December 31, 2024
Digital assets borrowed — current	$3,055,182	$1,497,609
Digital assets borrowed — non-current	9,580	—
Digital assets borrowed	$3,064,762	$1,497,609

Schedule of Assets Posted as Collateral Associated with Digital Assets Borrowed
Assets Posted as Collateral Associated with Digital Assets Borrowed, Current and Non-current

(in thousands)	September 30, 2025	December 31, 2024
Assets posted as collateral — Digital assets	$550,245	$84,221
Less: Allowance for credit loss	(3,489)	(826)
Assets posted as collateral associated with digital assets borrowed	$546,756	$83,395